INVESTMENTS - Summarized Equity Investee Financial Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Kibali [Member]
Disclosure of joint ventures [line items]
Revenue	$ 1,488	$ 1,328
Cost of sales (excluding depreciation)	593	528
Depreciation	322	390
Finance expense (income)	14	0
Other expense (income)	90	104
Income before income taxes	469	306
Income tax expense	(154)	(121)
Net income	315	185
Total comprehensive income (loss)	315	185
Net income (net of non-controlling interests)	290	172
Cash and cash equivalents	123	92
Other current assets (note 18)	225	194
Current assets	348	286
Non-current assets	3,896	3,905
Assets	4,244	4,191
Current financial liabilities (excluding trade, other payables & provisions)	307	13
Other current liabilities (note 24)	149	126
Current liabilities	456	139
Non-current financial liabilities (excluding trade, other payables & provisions)	771	51
Other liabilities (note 29)	820	785
Non-current liabilities	1,591	836
Liabilities	2,047	975
Equity	2,197	3,216
Net assets (net of non-controlling interests)	2,015	3,095
Jabal Sayid [Member]
Disclosure of joint ventures [line items]
Revenue	492	539
Cost of sales (excluding depreciation)	167	170
Depreciation	48	49
Finance expense (income)	1	0
Other expense (income)	1	4
Income before income taxes	275	316
Income tax expense	(71)	(67)
Net income	204	249
Total comprehensive income (loss)	204	249
Net income (net of non-controlling interests)	204	249
Cash and cash equivalents	97	77
Other current assets (note 18)	143	151
Current assets	240	228
Non-current assets	402	405
Assets	642	633
Current financial liabilities (excluding trade, other payables & provisions)	2	9
Other current liabilities (note 24)	90	95
Current liabilities	92	104
Non-current financial liabilities (excluding trade, other payables & provisions)	4	4
Other liabilities (note 29)	9	6
Non-current liabilities	13	10
Liabilities	105	114
Equity	537	519
Net assets (net of non-controlling interests)	537	519
Zaldivar [Member]
Disclosure of joint ventures [line items]
Revenue	720	781
Cost of sales (excluding depreciation)	545	463
Depreciation	162	147
Finance expense (income)	11	1
Other expense (income)	6	32
Income before income taxes	(4)	138
Income tax expense	(29)	(44)
Net income	(33)	94
Total comprehensive income (loss)	(33)	94
Net income (net of non-controlling interests)	(33)	94
Cash and cash equivalents	38	72
Other current assets (note 18)	571	559
Current assets	609	631
Non-current assets	2,014	2,013
Assets	2,623	2,644
Current financial liabilities (excluding trade, other payables & provisions)	86	90
Other current liabilities (note 24)	121	125
Current liabilities	207	215
Non-current financial liabilities (excluding trade, other payables & provisions)	50	87
Other liabilities (note 29)	599	542
Non-current liabilities	649	629
Liabilities	856	844
Equity	1,767	1,800
Net assets (net of non-controlling interests)	1,767	1,800
Revenue	11,397	11,013
Cost of sales (excluding depreciation)	7,932	7,497
Depreciation	2,043	1,997
Finance expense (income)	170	301
Other expense (income)	(195)	(268)
Income before income taxes	2,814	1,681
Income tax expense	(861)	(664)
Net income	1,953	1,017
Total comprehensive income (loss)	1,951	1,066
Cash and cash equivalents	4,148	4,440	$ 5,280
Other current assets (note 18)	815	1,690
Current assets	7,438	8,465
Assets	45,811	45,965
Other current liabilities (note 24)	539	1,388
Current liabilities	2,356	3,120
Other liabilities (note 29)	1,241	1,329
Liabilities	13,809	14,676
Equity	32,002	31,289	$ 32,307
Porgera [Member]
Disclosure of joint ventures [line items]
Net income (net of non-controlling interests)	0
Cash and cash equivalents	1
Other current assets (note 18)	182
Current assets	183
Non-current assets	2,837
Assets	3,020
Current financial liabilities (excluding trade, other payables & provisions)	14
Other current liabilities (note 24)	29
Current liabilities	43
Non-current financial liabilities (excluding trade, other payables & provisions)	7
Other liabilities (note 29)	733
Non-current liabilities	740
Liabilities	783
Equity	2,237
Net assets (net of non-controlling interests)	$ 2,237	$ 0